21. EMPLOYEES BENEFITS PLANS (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
EmployeesBenefitsPlansLineItems [Line Items]
Recognised liabilities defined benefit plan		R$ 689,474	R$ 468,151
Current		95,919	94,728
Non-current		593,555	373,423
Medical plan [Member] | Present value of defined benefit obligation [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Recognised liabilities defined benefit plan		187,274	149,046
F.G.T.S. Penalty [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Recognised liabilities defined benefit plan	[1]	247,485	167,588
Award for length of service [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Recognised liabilities defined benefit plan		103,284	55,134
Other [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Recognised liabilities defined benefit plan		R$ 151,431	R$ 96,383

[1]	FGTS - Government Severance Indemnity Fund for Employees